Prepaid expenses and other current assets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Prepaid expenses and other current assets
Prepaid other expense	$ 200	$ 31
Prepaid insurance	9	13
Prepaid expenses and other current assets	$ 209	$ 44